Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Summary of revenue from transfer of goods and services

The Company derives revenue from the transfer of goods at a point in time in the following categories:

	Three months ended		Six months ended
	June 30,		June 30,
	2024	2023	2024	2023
	$	$	$	$
Active ingredients	2,334	1,392	4,391	3,977
Pharmaceutical	3	-	3	-
	2,337	1,392	4,394	3,977

Summary of deferred revenue	The following table provides a summary of deferred revenue balances:
	June 30, 2024
	Current	Non-current	Total
	$	$	$
Pharmanovia	97	1,484	1,581
NK Meditech	-	129	129
	97	1,613	1,710